Short-term Investments (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Short-term investments Minimum	Dec. 31, 2011 Short-term investments Minimum	Dec. 31, 2012 Short-term investments Maximum	Dec. 31, 2011 Short-term investments Maximum	Dec. 31, 2012 Held-to-maturity securities - Fixed rate investments CNY	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments CNY	Dec. 31, 2012 Other short-term investments CNY
Short-term Investments
Short-term investments, effective yields (as a percent)				4.00%	4.27%	4.75%	5.65%
Carrying Value	1,073,539,000	993,606,000	$ 172,315,000					953,035,000	993,606,000	120,504,000
Estimated Fair Value								953,035,000	993,606,000	120,504,000
Investment income related to short-term investments	42,900,000	13,100,000